Derivative Instruments (Fair Value Of Futures And Forward Currency Contracts) (Details) - USD ($)	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	$ 3,708,188	$ (3,030,271)	$ 5,065,066
Futures Contracts [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	4,788,273	834,126	3,403,431
Energies [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	1,801,772	2,301,846
Grains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	390,457	57,255
Interest Rates [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	249,455	(1,713,319)
Livestock [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	1,790	(6,580)
Metals [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(252,830)	(180,253)
Softs [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(53,068)	22,364
Stock Indices [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	2,650,697	352,813
Forward Currency Contracts [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(1,080,085)	(3,864,397)	1,661,635
Fair Value Long Positions Gains [Member] | Gains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value			5,602,218
Fair Value Long Positions Gains [Member] | Gains [Member] | Futures Contracts [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value			5,136,136
Fair Value Long Positions Gains [Member] | Gains [Member] | Forward Currency Contracts [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value			466,082
Fair Value Long Positions Losses [Member] | Losses [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value			(2,688,556)
Fair Value Long Positions Losses [Member] | Losses [Member] | Futures Contracts [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value			(1,539,275)
Fair Value Long Positions Losses [Member] | Losses [Member] | Forward Currency Contracts [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value			(1,149,281)
Fair Value Short Positions Gains [Member] | Gains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value			3,505,170
Fair Value Short Positions Gains [Member] | Gains [Member] | Futures Contracts [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value			657,175
Fair Value Short Positions Gains [Member] | Gains [Member] | Forward Currency Contracts [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value			2,847,995
Fair Value Short Positions Losses [Member] | Losses [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value			(1,353,766)
Fair Value Short Positions Losses [Member] | Losses [Member] | Futures Contracts [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value			(850,605)
Fair Value Short Positions Losses [Member] | Losses [Member] | Forward Currency Contracts [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value			$ (503,161)
Long [Member] | Gains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	6,481,311	9,351,917
Long [Member] | Gains [Member] | Futures Contracts [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	4,991,097	7,494,212
Long [Member] | Gains [Member] | Energies [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	1,897,562	2,574,139
Long [Member] | Gains [Member] | Interest Rates [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	35,405	378,696
Long [Member] | Gains [Member] | Livestock [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	2,300
Long [Member] | Gains [Member] | Metals [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	352,223	2,596,495
Long [Member] | Gains [Member] | Softs [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value		85,170
Long [Member] | Gains [Member] | Stock Indices [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	2,703,607	1,859,712
Long [Member] | Gains [Member] | Forward Currency Contracts [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	1,490,214	1,857,705
Long [Member] | Losses [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(1,998,968)	(4,981,951)
Long [Member] | Losses [Member] | Futures Contracts [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(975,669)	(3,683,045)
Long [Member] | Losses [Member] | Energies [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(33,330)	(5,623)
Long [Member] | Losses [Member] | Grains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value		(5,320)
Long [Member] | Losses [Member] | Interest Rates [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(511,339)	(2,318,631)
Long [Member] | Losses [Member] | Livestock [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(440)
Long [Member] | Losses [Member] | Metals [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(269,842)	(13,943)
Long [Member] | Losses [Member] | Softs [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(43,275)	(1,410)
Long [Member] | Losses [Member] | Stock Indices [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(117,443)	(1,338,118)
Long [Member] | Losses [Member] | Forward Currency Contracts [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(1,023,299)	(1,298,906)
Short [Member] | Gains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	3,720,222	1,461,315
Short [Member] | Gains [Member] | Futures Contracts [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	1,764,820	748,657
Short [Member] | Gains [Member] | Energies [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	860	81,960
Short [Member] | Gains [Member] | Grains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	410,220	115,675
Short [Member] | Gains [Member] | Interest Rates [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	913,557	285,175
Short [Member] | Gains [Member] | Livestock [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value		1,260
Short [Member] | Gains [Member] | Metals [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	271,703	5,056
Short [Member] | Gains [Member] | Softs [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	15,812	11,813
Short [Member] | Gains [Member] | Stock Indices [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	152,668	247,718
Short [Member] | Gains [Member] | Forward Currency Contracts [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	1,955,402	712,658
Short [Member] | Losses [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(4,494,377)	(8,861,552)
Short [Member] | Losses [Member] | Futures Contracts [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(991,975)	(3,725,698)
Short [Member] | Losses [Member] | Energies [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(63,320)	(348,630)
Short [Member] | Losses [Member] | Grains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(19,763)	(53,100)
Short [Member] | Losses [Member] | Interest Rates [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(188,168)	(58,559)
Short [Member] | Losses [Member] | Livestock [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(70)	(7,840)
Short [Member] | Losses [Member] | Metals [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(606,914)	(2,767,861)
Short [Member] | Losses [Member] | Softs [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(25,605)	(73,209)
Short [Member] | Losses [Member] | Stock Indices [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(88,135)	(416,499)
Short [Member] | Losses [Member] | Forward Currency Contracts [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	$ (3,502,402)	$ (5,135,854)